Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	$ 699,879
2027	647,149
2028	257,194
Total lease payments	1,604,222
Less: imputed interest	(65,280)
Total lease liabilities	$ 1,538,942	$ 2,222,516